Provision (Benefit) for Income Taxes - Reconciliations from Provision (Benefit) for Income Taxes from Continuing Operations at Federal Statutory Rate (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision (benefit) at statutory rate		$ (36)	$ (361)	$ 32
Increases (decreases) in taxes resulting from:
State income taxes (net of federal benefit)		(12)	(42)	3
Valuation allowance on current year state income taxes (net of federal benefit)		17	18	1
Valuation allowance on state income taxes resulting from sale (net of federal benefit)		0	8	0
Effective state income tax rate change (net of federal benefit)		(12)	15	8
IncomeTaxReconciliationChangeInStatutoryTaxRate	$ (92)	(92)	0	0
Other		7	2	7
Total provision (benefit)		$ (128)	$ (360)	$ 51